ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
ACQUISITIONS

10. ACQUISITIONS

Urastar Gold Corporation

On May 16, 2013, the Company completed the acquisition of all of the issued and outstanding common shares of Urastar Gold Corporation ("Urastar") pursuant to a court-approved plan of arrangement under the Business Corporations Act (British Columbia) for cash consideration of $10.1 million. The Urastar acquisition was accounted for as a business combination and goodwill of $9.8 million was recognized on the Company's consolidated balance sheets.

The transaction costs associated with the acquisition totaling $0.7 million were expensed through the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) during the year ended December 31, 2013.

The following table sets out the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value:

Total purchase price:

Cash paid for acquisition	$10,127

Fair value of assets acquired and liabilities assumed:

Mining properties	$1,994

Goodwill	9,802

Cash and cash equivalents	76

Trade receivables	731

Other current assets	12

Plant and equipment	2

Accounts payable and accrued liabilities	(791)

Other liabilities	(1,573)

Deferred tax liability	(126)

Net assets acquired	$10,127

The Company believes that goodwill for the Urastar acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing mineral reserves and mineral resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

Pro forma results of operations for the Company assuming the acquisition of Urastar described above had occurred as of January 1, 2012 are detailed below. On a pro forma basis, there would have been no effect on the Company's consolidated revenues.

	Year Ended December 31, 2013	Year Ended December 31, 2012
	Unaudited

Pro forma net income (loss) for the period	$(409,020)	$307,274

Pro forma net income (loss) per share – basic	$(2.37)	$1.79

Grayd Resource Corporation

In September 2011, Agnico Eagle entered into an acquisition agreement with Grayd, a Canadian-based natural resource company listed on the TSX Venture Exchange, pursuant to which the Company agreed to make an offer to acquire all of the issued and outstanding common shares of Grayd. On October 13, 2011, the Company made the offer by way of a take-over bid circular, as amended and supplemented on October 21, 2011.

On November 18, 2011, Agnico Eagle acquired 94.77% of the outstanding shares of Grayd on a fully-diluted basis, under the take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 Agnico Eagle common shares issued from treasury.

Transaction costs associated with the acquisition totalling $3.8 million were expensed through the interest and sundry expense (income) line item of the consolidated statements of income (loss) and comprehensive income (loss) during the fourth quarter of 2011. The Company has accounted for the purchase of Grayd as a business combination.

The following table sets out the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:

Cash paid for acquisition	$165,954

Agnico Eagle common shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:

Mining properties	$282,000

Goodwill	29,215

Cash and cash equivalents	2,907

Trade receivables	469

Other current assets	1,700

Equipment	56

Accounts payable and accrued liabilities	(9,767)

Deferred tax liability	(72,229)

Non-controlling interest	(12,251)

Net assets acquired	$222,100

The Company believes that goodwill for the Grayd acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing mineral reserves and mineral resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

Pro forma results of operations for Agnico Eagle assuming the acquisition of Grayd described above had occurred as of January 1, 2011 are set out below. On a pro forma basis, there would have been no effect on Agnico Eagle's consolidated revenues:

Year Ended December 31, 2011
Unaudited

Pro forma net loss attributed to common shareholders	$(582,762)

Pro forma net loss per share – basic	$(3.42)

On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico Eagle common shares.

Summit Gold Project

On December 20, 2011, the Company completed the acquisition of 100% of the Summit Gold project from Columbus Gold Corporation, subject to a 2% net smelter returns mineral production royalty reserved by Cordilleran Exploration Company. The Nevada based project's purchase price of $8.5 million, including transaction costs, was comprised entirely of cash. This transaction was accounted for as an asset acquisition.